Significant Transactions (Tables)	12 Months Ended
Jun. 30, 2020
Business Acquisition [Line Items]
Schedule of pro forma financial information
	June 30,
	2020	2019
Revenues	$13,584	$12,220
Net loss	(20,589)	(15,884)

Solo Sciences, Inc. [Member]
Business Acquisition [Line Items]
Schedule of estimated acquisition date fair value of consideration
Common shares issued	$17,550
Contingent consideration	389
Total estimated fair value of consideration	$17,939

Schedule of preliminary estimated fair values of assets acquired and liabilities

Cash	$101
Prepaid expenses and other assets	22
Furniture, fixtures, and equipment	2
Acquired technology	7,160
Acquired trade name	340
Goodwill	17,025
Accounts payable and accrued liabilities	(1,158)
Fair value of noncontrolling interests	(5,554)
Net assets acquired	$17,938

Trellis Solutions, Inc [Member]
Business Acquisition [Line Items]
Schedule of estimated acquisition date fair value of consideration
Common shares issued	$2,531
Contingent consideration	998
Total estimated fair value of consideration	$3,529

Schedule of preliminary estimated fair values of assets acquired and liabilities

Cash	$21
Accounts receivable, net	77
Other assets	6
Acquired technology	210
Acquired trade name	80
Customer relationships	220
Goodwill	3,229
Accounts payable and accrued expenses	(283)
Deferred revenue	(31)
Net assets acquired	$3,529